Segments, Customers and Geographic Information	12 Months Ended
Dec. 31, 2025
Geographic Areas, Revenues from External Customers [Abstract]
Segments, Customers and Geographic Information
Note 18 - Segments, Customers and Geographic Information

A.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 280"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business).  Reportable segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). The Company’s CODM is its chief executive officer. The Company’s CODM manages the business and evaluates operating performance based on consolidated net income (loss). The Company’s CODM does not regularly review asset information and, therefore, the Company does not report asset information. The CODM uses consolidated net income to monitor actual operating results to forecasts and prior periods.

The following table summarizes the Company’s segment revenue, significant segment expenses, and segment net income (loss):

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Revenues:	338,728	394,190	347,179
Cost of revenues	224,176	257,339	227,310
Gross profit	114,552	136,851	119,869
Less:
Employee related (1)	61,947	65,111	59,729
Other segment items (2)	45,359	33,013	38,930
Financial and other expenses, net	6,538	11,474	8,468
Taxes on income	2,798	3,190	6,522

Net income (loss)	(2,090)	24,063	6,220

(1) Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.

(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

B.
The total revenues are attributed to geographic areas based on the location of the end customer. The following tables present total revenues for the years ended December 31, 2025, 2024 and 2023 and long-lived assets as of December 31, 2025, and 2024:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Revenues:

North America (*)	112,800	89,945	95,573
EMEA (**)	49,256	64,958	62,023
Asia-Pacific	29,600	34,530	35,033
India	116,712	167,550	107,354
Latin America	30,360	37,207	47,196

	338,728	394,190	347,179

(*)	As of December 31, 2025, 2024 and 2023, 95%, 97% and 94% represent revenues in the United States.

(**)
Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2025, 2024 and 2023, amounted to $3,606 thousand, $5,182 thousand, and $4,151 thousand, respectively.

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Long-lived assets, net:

Israel	44,012	43,679
Others	12,493	9,787
Total long-lived assets, net (*)	56,505	53,466

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.

C.          Major customer data as a percentage of total revenues:

In 2025, the Company had revenues from a customer that represents a group of affiliated companies, equaling 20.7%, a single customer that accounted for 19.6%, and a single customer that accounted for 7.6% of total revenues. In 2024, the Company had revenues from a customer that represents a group of affiliated companies, equaling 22.6%, a single customer that accounted for 14.6%, and a single customer that accounted for 12.0% of total revenues.  In 2023, the Company had revenues from a customer that represents a group of affiliated companies, equaling 28.9%, a single customer that accounted for 18.1%, and a customer that represents a group of affiliated companies equaling 8.5% of total revenues.